Fees Summary	Oct. 27, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 420,000.00
Previously Paid Amount	0.00
Total Fee Amount	36.54
Total Offset Amount	$ 0.00
Narrative Disclosure
Net Fee	$ 36.54
Narrative - Max Aggregate Offering Price	$ 420,000.00
Final Prospectus	true